Capitalized Acquisition Costs, Net - Summary of Estimate Future Amortization Expense for Capitalized Acquisition Costs (Detail) $ in Millions	Sep. 30, 2020 USD ($)
Capitalized Acquisition Costs Net [Abstract]
2020 (remaining three months)	$ 4.2
2021	14.2
2022	9.2
2023	2.1
Total	$ 29.7